Income Taxes (Details Narrative) (USD $)	12 Months Ended
	Aug. 31, 2013	Aug. 31, 2012
Income Taxes Details Narrative
net increase in the valuation allowance	$ 1,482,268	$ 869,333
Research and development credit carry forward	$ 206,715	$ 174,558